Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Research and development	$3,456	$3,098
Employee compensation costs	3,000	2,983
Consulting and professional services	558	647
Legal expenses	225	245
Deferred rent	16	6
Other	28	45
Total	$7,283	$7,024